SEWARD & KISSEL LLP
901 K Street, NW
Suite 800
Washington, DC  20001
Telephone: (202) 737-8833
Facsimile: (202) 737-5184

January 28, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	North Square Investments Trust (the “Registrant”) Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Stadion Tactical Defensive Fund, Stadion Tactical Growth Fund and Stadion Trilogy Alternative Return Fund, each a series of Stadion Investment Trust (File No. 811-21317), into North Square Tactical Defensive Fund, North Square Tactical Growth Fund and North Square Trilogy Alternative Return Fund, respectively, each a series of the Registrant.

It is anticipated that this Registration Statement will become effective on March 1, 2021, pursuant to Rule 488 under the 1933 Act.

Please contact Robert M. Kurucza at (202) 661-7195 or the undersigned at (202) 661-7196 with any comments or questions.

Sincerely, /s/ Lancelot A. King Lancelot A. King

Attachment
cc:  Robert M. Kurucza